LOANS TO JOINT VENTURES (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Recovery Of Loans And Advances Previously Written Off	$ 29,000
Repayment of loans due from joint venture	$ 39,000	$ 788,000	$ 5,127,000